Annual Operating Expenses - FidelityMinnesotaMunicipalIncomeFund-PRO - FidelityMinnesotaMunicipalIncomeFund-PRO - Fidelity Minnesota Municipal Income Fund - Fidelity Minnesota Municipal Income Fund	Mar. 01, 2024
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.47%

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.